Summary of Unaudited Financial Statements of Affiliate (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Company share of Net Profit, ownership percentage	11.54%	11.54%